Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 508,000
Previously Paid Amount	0.00
Total Fee Amount	70.15
Total Offset Amount	0.00
Net Fee	70.15
Narrative - Max Aggregate Offering Price	$ 508,000
Final Prospectus	true